UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended September 30, 2011


Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_|  adds new holding entries.


Institutional Manager Filing this Report:

Name:     Argonaut Capital Management Corp.

Address:  546 Fifth Avenue
          17th Floor
          New York, New York 10036


13F File Number: 028-14207

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By:          Argonaut Capital Management Corp.
Name:        Brian Kessler
Title:       Chief Financial Officer and Chief Compliance Officer
Phone:       212-752-6988


Signature, Place and Date of Signing:


/s/ Brian Kessler                 New York, NY              November 4, 2011
-----------------------    --------------------------     ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:

NONE








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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           2

Form 13F Information Table Entry Total:      18

Form 13F Information Table Value Total:     $25,373
                                          -----------
                                          (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number      Name

1.       028- 14210                Argonaut Management, L.P.

2.       028- 14211                Argonaut Global Macro Fund, Ltd.









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
                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2011


COLUMN 1                         COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5           COLUMN 6    COLUMN 7        COLUMN 8
--------------                --------------    --------- --------  ------------------  -------------- --------  -------------------
                                                           VALUE    SHS OR   SH/  PUT/    INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN  CALL    DISCRETION     MGRS     SOLE   SHARED NONE
--------------                --------------    --------- --------  -------  ---  ----  -------------- --------  ------  ------ ----
ALTRIA GROUP INC              COM               02209S103   1,049    39,126  SH         SHARED-DEFINED   1       39,126   0      0
APPLE INC                     COM               037833100   6,688    17,538  SH         SHARED-DEFINED   1       17,538   0      0
CENTURY ALUM CO               COM               156431108     347    38,778  SH         SHARED-DEFINED   1       38,778   0      0
CITRIX SYS INC                COM               177376100   1,079    19,782  SH         SHARED-DEFINED   1       19,782   0      0
GENERAL DYNAMICS CORP         COM               369550108     671    11,802  SH         SHARED-DEFINED   1       11,802   0      0
ISHARES TR                    MSCI EMERG MKT    464287234     623     3,618  SH   PUT   SHARED-DEFINED   1        3,618   0      0
ISHARES TR                    MSCI EMERG MKT    464287234   1,098     6,382  SH   PUT   SHARED-DEFINED   1, 2     6,382   0      0
ISHARES TR                    RUSSELL 2000      464287655   2,228     3,422  SH   PUT   SHARED-DEFINED   1        3,422   0      0
LORILLARD INC                 COM               544147101   1,189    10,737  SH         SHARED-DEFINED   1       10,737   0      0
PHILIP MORRIS INTL INC        COM               718172109   2,840    45,522  SH         SHARED-DEFINED   1       45,522   0      0
SANDRIDGE MISSISSIPPIAN TR I  UNIT BEN INT      80007T101     407    18,103  SH         SHARED-DEFINED   1       18,103   0      0
SANDRIDGE PERMIAN TR          COM UNIT BEN INT  80007A102   1,525    90,480  SH         SHARED-DEFINED   1       90,480   0      0
SEABRIDGE GOLD INC            COM               811916105     429    19,100  SH         SHARED-DEFINED   1       19,100   0      0
SPDR S&P 500 ETF TR           TR UNIT           78462F103     598     1,665  SH   PUT   SHARED-DEFINED   1        1,665   0      0
SPDR S&P 500 ETF TR           TR UNIT           78462F103   1,054     2,935  SH   PUT   SHARED-DEFINED   1, 2     2,935   0      0
TEXTRON INC                   COM               883203101     487    27,625  SH         SHARED-DEFINED   1       27,625   0      0
TITAN INTL INC ILL            COM               88830M102   1,004    66,920  SH         SHARED-DEFINED   1       66,920   0      0
TRANSDIGM GROUP INC           COM               893641100   2,057    25,192  SH         SHARED-DEFINED   1       25,192   0      0






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